Property, plant and equipment - Narrative (Details) - CHF (SFr) SFr in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Group facilities in Schlieren, Switzerland
Disclosure of detailed information about property, plant and equipment [line items]
Lease agreement, extension period		5 years
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Additions	SFr 933	SFr 7,435
Cost | Right-of-use assets
Disclosure of detailed information about property, plant and equipment [line items]
Additions	SFr 0	SFr 5,984